Fair values - Narrative (Details) - Equity investments at fair value through other comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities [Line Items]
Increase (decrease) in financial assets	€ 10
Increase through origination or purchase related to business acquisition, financial assets	4
Provision for impairment recognised during the year		€ 2
At cost
Schedule Of Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities [Line Items]
Financial assets	€ 14	€ 4